UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22334

Western Asset Global Corporate Defined Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

FORM N-Q

JANUARY 31, 2016

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	January 31, 2016

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CORPORATE BONDS & NOTES - 120.9%
CONSUMER DISCRETIONARY - 12.5%
Automobiles - 0.5%
Ford Motor Credit Co., LLC, Senior Notes	2.375%	1/16/18	1,300,000		$1,298,817

Diversified Consumer Services - 0.1%
Co-operative Group Holdings 2011 Ltd., Senior Notes	6.875%	7/8/20	100,000	GBP	153,051	(a)
Co-operative Group Holdings 2011 Ltd., Senior Notes	7.500%	7/8/26	190,000	GBP	295,030

Total Diversified Consumer Services					448,081

Hotels, Restaurants & Leisure - 1.6%
Arcos Dorados Holdings Inc., Senior Notes	6.625%	9/27/23	650,000		602,875	(b)
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	1,440,000		1,252,800
MGM Resorts International, Senior Notes	11.375%	3/1/18	1,000,000		1,147,500
Mitchells & Butlers Finance PLC, Secured Notes	5.965%	12/15/23	356,567	GBP	565,885	(a)
Viking Cruises Ltd., Senior Notes	8.500%	10/15/22	620,000		578,150	(b)

Total Hotels, Restaurants & Leisure					4,147,210

Household Durables - 0.1%
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	180,000		173,700

Media - 8.3%
AMC Entertainment Inc., Senior Subordinated Notes	5.750%	6/15/25	610,000		622,963
CCO Safari II LLC, Senior Secured Notes	6.384%	10/23/35	720,000		725,012	(b)
CCO Safari II LLC, Senior Secured Notes	6.484%	10/23/45	3,660,000		3,694,327	(b)
Comcast Corp., Senior Notes	5.700%	7/1/19	1,800,000		2,032,533
DISH DBS Corp., Senior Notes	5.875%	7/15/22	1,720,000		1,623,250
DISH DBS Corp., Senior Notes	5.875%	11/15/24	320,000		286,000
Grupo Televisa SAB, Senior Bonds	6.625%	1/15/40	1,730,000		1,791,261
iHeartCommunications Inc., Senior Notes	14.000%	2/1/21	1,090,000		279,040	(c)
Lamar Media Corp., Senior Notes	5.750%	2/1/26	160,000		165,200	(b)
Numericable-SFR SAS, Senior Secured Bonds	6.250%	5/15/24	2,260,000		2,214,800	(b)
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	1,500,000		1,733,638
Tribune Media Co., Senior Notes	5.875%	7/15/22	450,000		450,000	(b)
UBM PLC, Notes	5.750%	11/3/20	1,500,000		1,621,161	(b)
UPC Holding BV, Junior Secured Subordinated Notes	6.375%	9/15/22	910,000	EUR	1,045,346	(b)
Viacom Inc., Senior Notes	4.375%	3/15/43	1,500,000		1,039,922
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	1,000,000		1,011,250	(b)
Virgin Media Finance PLC, Senior Notes	5.750%	1/15/25	1,500,000		1,488,750	(b)

Total Media					21,824,453

Multiline Retail - 0.3%
Neiman Marcus Group LLC, Senior Secured Notes	7.125%	6/1/28	180,000		157,500
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	1,000,000		640,000	(b)(c)

Total Multiline Retail					797,500

Specialty Retail - 1.6%
Gap Inc., Senior Notes	5.950%	4/12/21	2,250,000		2,342,122
L Brands Inc., Debentures	6.950%	3/1/33	1,082,000		1,088,086
Sally Holdings LLC/Sally Capital Inc., Senior Notes	5.625%	12/1/25	720,000		747,000

Total Specialty Retail					4,177,208

TOTAL CONSUMER DISCRETIONARY					32,866,969

CONSUMER STAPLES - 7.6%
Beverages - 1.4%
Anheuser-Busch InBev Finance Inc., Senior Notes	4.700%	2/1/36	940,000		954,150
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	1,740,000		1,806,165

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Beverages - (continued)
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	830,000		$817,550	(b)

Total Beverages					3,577,865

Food & Staples Retailing - 1.4%
CVS Health Corp., Senior Notes	6.125%	9/15/39	1,000,000		1,196,344
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	710,000		751,713	(b)
Tesco PLC, Senior Notes	6.125%	2/24/22	1,200,000	GBP	1,777,431

Total Food & Staples Retailing					3,725,488

Food Products - 0.7%
Boparan Finance PLC, Senior Secured Notes	5.500%	7/15/21	650,000	GBP	824,304	(a)
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	700,000		738,996	(b)
TreeHouse Foods Inc., Senior Notes	6.000%	2/15/24	290,000		299,063	(b)

Total Food Products					1,862,363

Household Products - 0.3%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	420,000		431,550
Kronos Acquisition Holdings Inc., Senior Notes	9.000%	8/15/23	230,000		198,950	(b)
Sun Products Corp., Senior Notes	7.750%	3/15/21	160,000		147,200	(b)

Total Household Products					777,700

Personal Products - 0.3%
Hypermarcas SA, Notes	6.500%	4/20/21	760,000		773,300	(b)

Tobacco - 3.5%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	500,000		398,125
BAT Netherlands Finance BV, Senior Notes	4.875%	2/24/21	1,450,000	EUR	1,882,932
Imperial Brands Finance PLC, Senior Notes	8.375%	2/17/16	1,150,000	EUR	1,249,970	(a)
Reynolds American Inc., Senior Notes	6.750%	6/15/17	2,340,000		2,490,078
Reynolds American Inc., Senior Notes	8.125%	6/23/19	2,305,000		2,733,954
Reynolds American Inc., Senior Notes	5.850%	8/15/45	540,000		601,117

Total Tobacco					9,356,176

TOTAL CONSUMER STAPLES					20,072,892

ENERGY - 12.7%
Energy Equipment & Services - 0.3%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	610,000		219,600
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	320,000		193,600	(b)
Parker Drilling Co., Senior Notes	7.500%	8/1/20	490,000		344,225

Total Energy Equipment & Services					757,425

Oil, Gas & Consumable Fuels - 12.4%
Anadarko Petroleum Corp., Senior Notes	6.450%	9/15/36	1,370,000		1,098,569
California Resources Corp., Senior Notes	5.500%	9/15/21	2,000,000		410,000
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	6.500%	4/15/21	1,000,000		725,000
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	470,000		126,900
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	560,000		148,400
Continental Resources Inc., Senior Notes	5.000%	9/15/22	1,500,000		1,055,625
Continental Resources Inc., Senior Notes	4.500%	4/15/23	1,500,000		1,030,882
Dolphin Energy Ltd., Senior Secured Bonds	5.888%	6/15/19	1,025,980		1,082,640	(a)
Ecopetrol SA, Senior Notes	7.625%	7/23/19	1,650,000		1,713,937
Ecopetrol SA, Senior Notes	5.875%	5/28/45	3,000,000		2,091,600
Enterprise Products Operating LLC, Senior Notes	6.500%	1/31/19	1,290,000		1,392,400
Enterprise Products Operating LLC, Senior Notes	4.050%	2/15/22	1,520,000		1,499,530
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	730,000		507,350	(b)
LUKOIL International Finance BV, Bonds	6.356%	6/7/17	310,000		322,865	(a)
LUKOIL International Finance BV, Bonds	6.656%	6/7/22	1,860,000		1,920,459	(a)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	1,930,000		275,025	(b)
Oasis Petroleum Inc., Senior Notes	7.250%	2/1/19	640,000		401,600
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	910,000		550,550
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	150,000		86,250

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	700,000		$646,727
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	380,000		275,880
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	920,000		582,774
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	910,000		810,091
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	1,000,000		861,500	(b)
Petroleum Co. of Trinidad & Tobago Ltd., Senior Notes	9.750%	8/14/19	2,590,000		2,628,850	(b)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	930,000		1,013,451	(a)
Petronas Capital Ltd., Senior Notes	5.250%	8/12/19	410,000		446,790	(b)
Quicksilver Resources Inc., Senior Notes	11.000%	7/1/21	500,000		11,250	*(d)
Ras Laffan Liquefied Natural Gas Co., Ltd. III, Senior Secured Bonds	6.750%	9/30/19	2,280,000		2,587,773	(a)
Reliance Holdings USA Inc., Senior Notes	5.400%	2/14/22	1,000,000		1,100,672	(b)
Rosneft Finance SA, Senior Notes	7.875%	3/13/18	2,830,000		3,006,040	(b)
RSP Permian Inc., Senior Notes	6.625%	10/1/22	700,000		626,500	(b)
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	1,180,000		743,400
Williams Partners LP, Senior Notes	5.250%	3/15/20	610,000		508,567
WPX Energy Inc., Senior Notes	7.500%	8/1/20	60,000		37,986
WPX Energy Inc., Senior Notes	8.250%	8/1/23	590,000		379,075

Total Oil, Gas & Consumable Fuels					32,706,908

TOTAL ENERGY					33,464,333

FINANCIALS - 39.0%
Banks - 25.4%
Australia & New Zealand Banking Group Ltd., Subordinated Notes	5.125%	9/10/19	1,250,000	EUR	1,542,643	(a)
Bank of America Corp., Senior Notes	7.750%	4/30/18	800,000	GBP	1,287,125
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	5,750,000		6,436,711
Barclays PLC, Junior Subordinated Bonds	8.250%	12/15/18	240,000		251,992	(e)(f)
BNP Paribas Fortis SA, Senior Subordinated Notes	5.757%	10/4/17	1,200,000	EUR	1,411,359
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	1,860,000		1,827,450	(b)(e)(f)
Citigroup Inc., Senior Notes	7.375%	9/4/19	1,300,000	EUR	1,747,089
Commonwealth Bank of Australia, Subordinated Notes	5.500%	8/6/19	1,200,000	EUR	1,491,675
Cooperatieve Rabobank U.A., Junior Subordinated Notes	11.000%	6/30/19	1,997,000		2,439,236	(b)(e)(f)
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	2,530,000		2,826,149	(b)(e)(f)
Credit Agricole SA, Junior Subordinated Notes	7.875%	10/26/19	400,000	EUR	505,360	(a)(e)(f)
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	360,000		360,559	(b)(e)(f)
Credit Agricole SA, Subordinated Bonds	8.125%	9/19/33	900,000		982,916	(b)(e)
Credit Agricole SA, Subordinated Notes	4.375%	3/17/25	760,000		736,866	(b)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	2,670,000		2,566,537	(e)(f)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	1,400,000		1,352,554	(e)(f)
ING Bank NV, Subordinated Notes	6.875%	5/29/23	2,850,000	GBP	4,440,963	(e)
Intesa Sanpaolo SpA, Subordinated Bonds	5.017%	6/26/24	1,940,000		1,863,797	(b)
Intesa Sanpaolo SpA, Subordinated Notes	8.375%	10/14/19	450,000	EUR	542,429	(a)(e)(f)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	5,870,000		5,873,669	(e)(f)
JPMorgan Chase & Co., Junior Subordinated Notes	6.100%	10/1/24	250,000		251,562	(e)(f)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	1,000,000		1,004,156
M&T Bank Corp., Junior Subordinated Bonds	6.875%	6/15/16	1,570,000		1,587,662	(f)
National Australia Bank Ltd., Subordinated Notes	6.750%	6/26/23	2,750,000	EUR	3,346,980	(e)
National Capital Trust I, Junior Subordinated Bond	5.620%	12/17/18	266,000	GBP	390,394	(a)(e)(f)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	2,570,000		2,741,393
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	1,420,000	AUD	1,101,421	(a)(e)
Santander Issuances SAU, Notes	5.911%	6/20/16	2,000,000		2,023,778	(b)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	1,120,000		$1,169,852	(b)
Societe Generale SA, Subordinated Notes	9.375%	9/4/19	1,550,000	EUR	2,031,520	(a)(e)(f)
Standard Chartered Bank, Subordinated Notes	5.875%	9/26/17	1,250,000	EUR	1,450,148	(a)
Standard Chartered Bank, Subordinated Notes	7.750%	4/3/18	1,000,000	GBP	1,576,905	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	2/29/16	3,660,000		3,499,875	(e)(f)
Wells Fargo & Co., Junior Subordinated Bonds	5.900%	6/15/24	2,910,000		2,942,737	(e)(f)
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	440,000		464,354	(e)(f)
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	700,000		680,910

Total Banks					66,750,726

Capital Markets - 2.9%
Goldman Sachs Capital II, Junior Subordinated Bonds	4.000%	2/29/16	1,300,000		861,250	(e)(f)
Goldman Sachs Group Inc., Subordinated Notes	4.750%	10/12/21	2,700,000	EUR	3,403,891
Goldman Sachs Group Inc., Subordinated Notes	5.500%	10/12/21	600,000	GBP	949,476
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	1,480,000		1,447,933
Pershing Square Holdings Ltd., Senior Notes	5.500%	7/15/22	1,000,000		891,300	(b)

Total Capital Markets					7,553,850

Consumer Finance - 1.4%
American Express Co., Subordinated Debentures	6.800%	9/1/66	1,820,000		1,799,525	(e)
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	1,880,000		1,856,500

Total Consumer Finance					3,656,025

Diversified Financial Services - 3.4%
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	1,500,000		1,515,000	(b)
General Electric Capital Corp., Subordinated Bonds	5.500%	9/15/67	940,000	EUR	1,088,682	(a)(e)
General Electric Capital Corp., Subordinated Debentures	6.375%	11/15/67	1,200,000		1,275,000	(e)
International Lease Finance Corp., Senior Notes	8.750%	3/15/17	3,000,000		3,160,800
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	1,130,000		1,186,500
MUFG Capital Finance 4 Ltd., Junior Subordinated Bonds	5.271%	1/25/17	550,000	EUR	617,718	(e)(f)

Total Diversified Financial Services					8,843,700

Insurance - 4.1%
AXA SA, Junior Subordinated Notes	5.777%	7/6/16	500,000	EUR	551,702	(e)(f)
AXA SA, Junior Subordinated Notes	6.463%	12/14/18	2,000,000		2,052,500	(b)(e)(f)
BUPA Finance PLC, Subordinated Bonds	5.000%	4/25/23	910,000	GBP	1,333,745	(a)
ELM BV (Swiss Reinsurance Co.), Subordinated Notes	5.252%	5/25/16	550,000	EUR	603,201	(a)(e)(f)
Farmers Insurance Exchange, Subordinated Notes	8.625%	5/1/24	1,295,000		1,680,440	(b)
Galaxy Bidco Ltd., Senior Secured Notes	6.375%	11/15/20	370,000	GBP	529,849	(a)
Generali Finance BV, Junior Subordinated Bonds	5.317%	6/16/16	500,000	EUR	545,387	(e)(f)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	300,000		361,500	(b)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Subordinated Bonds	5.767%	6/12/17	500,000	EUR	570,650	(a)(e)(f)
Scottish Widows PLC, Subordinated Notes	5.500%	6/16/23	910,000	GBP	1,334,106	(a)
Travelers Cos. Inc., Senior Notes	5.350%	11/1/40	1,150,000		1,366,645

Total Insurance					10,929,725

Real Estate Management & Development - 1.0%
Caesars Entertainment Resort Properties LLC, Secured Notes	11.000%	10/1/21	170,000		148,750
Caesars Entertainment Resort Properties LLC, Senior Secured Notes	8.000%	10/1/20	1,510,000		1,411,850
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	1,230,000		1,236,150	(b)

Total Real Estate Management & Development					2,796,750

Thrifts & Mortgage Finance - 0.8%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	2,140,000		2,016,950	(b)

TOTAL FINANCIALS					102,547,726

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
HEALTH CARE - 7.7%
Biotechnology - 1.1%
AbbVie Inc., Senior Subordinated Notes	3.600%	5/14/25	960,000		$962,470
AMAG Pharmaceuticals Inc., Senior Notes	7.875%	9/1/23	490,000		447,125	(b)
Baxalta Inc., Senior Notes	5.250%	6/23/45	700,000		694,961	(b)
Celgene Corp., Senior Notes	5.000%	8/15/45	780,000		780,967

Total Biotechnology					2,885,523

Health Care Equipment & Supplies - 1.2%
ConvaTec Healthcare E SA, Senior Notes	10.875%	12/15/18	1,070,000	EUR	1,193,789	(b)
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	570,000		473,100	(b)
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	1,200,000		1,014,000	(b)
Greatbatch Ltd., Senior Notes	9.125%	11/1/23	580,000		571,300	(b)

Total Health Care Equipment & Supplies					3,252,189

Health Care Providers & Services - 3.6%
Centene Escrow Corp., Senior Notes	5.625%	2/15/21	550,000		561,000	(b)
Centene Escrow Corp., Senior Notes	6.125%	2/15/24	370,000		381,100	(b)
Humana Inc., Senior Notes	7.200%	6/15/18	2,700,000		3,011,556
Priory Group No. 3 PLC, Senior Subordinated Notes	8.875%	2/15/19	450,000	GBP	657,074	(a)
Select Medical Corp., Senior Notes	6.375%	6/1/21	500,000		431,875
Unilabs Subholding AB, Senior Secured Notes	8.500%	7/15/18	1,200,000	EUR	1,350,496	(a)
UnitedHealth Group Inc., Senior Notes	6.000%	2/15/18	1,350,000		1,466,003
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	440,000		472,465
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	1,320,000		1,168,200

Total Health Care Providers & Services					9,499,769

Pharmaceuticals - 1.8%
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	580,000		573,211
Actavis Funding SCS, Senior Notes	4.750%	3/15/45	780,000		783,022
Mallinckrodt International Finance SA, Senior Notes	5.750%	8/1/22	970,000		931,200	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	260,000		246,513	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	6.375%	10/15/20	370,000		357,050	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	7.500%	7/15/21	940,000		937,062	(b)
Valeant Pharmaceuticals International Inc., Senior Notes	7.250%	7/15/22	820,000		803,600	(b)

Total Pharmaceuticals					4,631,658

TOTAL HEALTH CARE					20,269,139

INDUSTRIALS - 6.1%
Air Freight & Logistics - 0.6%
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	1,010,000		1,011,262	(b)
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	730,000		656,088	(b)

Total Air Freight & Logistics					1,667,350

Airlines - 1.3%
Air Canada, Pass-Through Trust, Secured Notes	6.625%	5/15/18	330,000		328,350	(b)
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	9.250%	5/10/17	1,496,358		1,588,010
Heathrow Finance PLC, Senior Secured Notes	7.125%	3/1/17	950,000	GBP	1,407,308	(a)
United Airlines Inc., Pass-Through Certificates, Senior Secured Notes	10.400%	11/1/16	23,101		24,313

Total Airlines					3,347,981

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Commercial Services & Supplies - 1.7%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	470,000		$368,950	(b)
GFL Escrow Corp., Senior Notes	9.875%	2/1/21	880,000		889,900	(b)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	1,570,000		1,267,775
Republic Services Inc., Senior Notes	5.250%	11/15/21	1,450,000		1,627,363
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	420,000		396,900	(b)

Total Commercial Services & Supplies					4,550,888

Construction & Engineering - 0.9%
Astaldi SpA, Senior Notes	7.125%	12/1/20	410,000	EUR	429,407	(b)
Astaldi SpA, Senior Notes	7.125%	12/1/20	100,000	EUR	104,734	(a)
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/21	720,000		700,200	(b)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	920,000		793,500	(b)
Modular Space Corp., Secured Notes	10.250%	1/31/19	740,000		242,266	(b)

Total Construction & Engineering					2,270,107

Electrical Equipment - 0.0%
Trionista TopCo GmbH, Senior Subordinated Notes	6.875%	4/30/21	100,000	EUR	113,770	(b)

Machinery - 0.8%
KION Finance SA, Senior Secured Notes	6.750%	2/15/20	1,195,000	EUR	1,346,814	(b)
KraussMaffei Group GmbH, Senior Secured Notes	8.750%	12/15/20	224,000	EUR	259,927	(b)
SIG Combibloc Holdings SCA, Senior Bonds	7.750%	2/15/23	350,000	EUR	391,951	(b)

Total Machinery					1,998,692

Marine - 0.0%
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	630,000		110,250	*(d)

Road & Rail - 0.4%
Jack Cooper Holdings Corp., Senior Secured Notes	10.250%	6/1/20	1,350,000		1,073,250	(b)

Trading Companies & Distributors - 0.4%
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	1,050,000		966,000

TOTAL INDUSTRIALS					16,098,288

INFORMATION TECHNOLOGY - 3.7%
Electronic Equipment, Instruments & Components - 0.3%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	770,000		724,763

Internet Software & Services - 0.8%
Ancestry.com Holdings LLC, Senior Notes	9.625%	10/15/18	2,110,000		1,978,125	(b)(c)

IT Services - 0.4%
First Data Corp., Secured Notes	5.750%	1/15/24	230,000		228,850	(b)
First Data Corp., Senior Notes	7.000%	12/1/23	370,000		373,700	(b)
First Data Corp., Senior Secured Notes	5.000%	1/15/24	500,000		501,250	(b)

Total IT Services					1,103,800

Semiconductors & Semiconductor Equipment - 0.7%
QUALCOMM Inc., Senior Subordinated Notes	4.800%	5/20/45	2,000,000		1,784,362

Software - 0.3%
Oberthur Technologies Holding SAS, Senior Secured Notes	9.250%	4/30/20	670,000	EUR	776,291	(b)

Technology Hardware, Storage & Peripherals - 1.2%
HP Inc., Senior Notes	4.650%	12/9/21	2,000,000		2,033,082
Seagate HDD Cayman, Senior Bonds	4.750%	1/1/25	1,500,000		1,204,410

Total Technology Hardware, Storage & Peripherals					3,237,492

TOTAL INFORMATION TECHNOLOGY					9,604,833

MATERIALS - 10.3%
Chemicals - 0.8%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	280,000		245,000	(b)

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Chemicals - (continued)
Hexion Inc., Senior Secured Notes	6.625%	4/15/20	590,000		$460,200
Kerling PLC, Senior Secured Notes	10.625%	2/1/17	606,000	EUR	658,532	(b)
OCP SA, Senior Notes	5.625%	4/25/24	800,000		798,680	(b)

Total Chemicals					2,162,412

Construction Materials - 0.8%
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	640,000		549,408	(b)
Hardwoods Acquisition Inc., Senior Secured Notes	7.500%	8/1/21	750,000		566,250	(b)
HeidelbergCement Finance Luxembourg SA, Senior Notes	8.500%	10/31/19	610,000	EUR	803,000	(a)
NWH Escrow Corp., Senior Secured Notes	7.500%	8/1/21	300,000		219,000	(b)

Total Construction Materials					2,137,658

Containers & Packaging - 1.9%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	9.125%	10/15/20	1,200,000		1,210,500	(b)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	1,290,000		1,070,700	(b)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	450,000		357,750	(b)
SGD Group SAS, Senior Secured Bonds	5.625%	5/15/19	1,230,000	EUR	1,314,471	(a)
Suzano Trading Ltd., Senior Notes	5.875%	1/23/21	970,000		953,025	(b)

Total Containers & Packaging					4,906,446

Metals & Mining - 5.4%
ArcelorMittal, Senior Notes	8.000%	10/15/39	750,000		532,500
Barrick Gold Corp., Senior Notes	6.950%	4/1/19	217,000		226,240
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	1,500,000		1,413,750	(b)(e)
Evraz Group SA, Notes	9.500%	4/24/18	450,000		466,416	(b)
Evraz Group SA, Senior Notes	6.500%	4/22/20	984,000		907,578	(a)
Evraz Group SA, Senior Notes	6.500%	4/22/20	340,000		313,594	(b)
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	2,100,000		1,832,250	(b)
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	2,050,000		1,317,125
Glencore Finance Canada Ltd., Senior Notes	5.250%	6/13/17	950,000	EUR	1,023,065
GTL Trade Finance Inc., Senior Bonds	5.893%	4/29/24	1,562,000		1,067,627	(b)
Rio Tinto Finance USA PLC, Senior Notes	2.250%	12/14/18	800,000		776,370
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,850,000		1,358,011
St. Barbara Ltd., Senior Secured Notes	8.875%	4/15/18	210,000		204,750	(b)
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	2,816,000		1,971,200
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	340,000		216,233
Vedanta Resources PLC, Senior Notes	6.000%	1/31/19	990,000		620,037	(b)

Total Metals & Mining					14,246,746

Paper & Forest Products - 1.4%
Celulosa Arauco y Constitucion SA, Senior Notes	7.250%	7/29/19	1,220,000		1,371,562
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	260,000		244,400
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	620,000		399,900
UPM-Kymmene OYJ, Senior Notes	6.625%	1/23/17	1,000,000	GBP	1,494,691

Total Paper & Forest Products					3,510,553

TOTAL MATERIALS					26,963,815

TELECOMMUNICATION SERVICES - 14.6%
Diversified Telecommunication Services - 10.5%
Axtel SAB de CV, Senior Secured Notes	9.000%	1/31/20	266,000		284,726	(b)
British Telecommunications PLC, Senior Bonds	8.500%	12/7/16	1,200,000	GBP	1,811,314	(a)
Frontier Communications Corp., Senior Notes	10.500%	9/15/22	660,000		644,325	(b)
Frontier Communications Corp., Senior Notes	11.000%	9/15/25	1,000,000		967,500	(b)
Level 3 Financing Inc., Senior Notes	7.000%	6/1/20	375,000		394,688
Level 3 Financing Inc., Senior Notes	5.625%	2/1/23	1,770,000		1,816,463
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	2,510,000		1,116,950	(b)
Ooredoo International Finance Ltd., Senior Notes	4.750%	2/16/21	650,000		698,313	(b)
Qwest Corp., Senior Notes	6.750%	12/1/21	2,500,000		2,612,500
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	5,570,000		5,451,637	(b)
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	2,000,000		2,169,904

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Telecommunication Services - (continued)
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	2,000,000		$2,365,634
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	5,280,000		5,850,557
Windstream Services LLC, Senior Notes	7.750%	10/15/20	1,130,000		940,725
Windstream Services LLC, Senior Notes	7.750%	10/1/21	470,000		368,950
Windstream Services LLC, Senior Notes	6.375%	8/1/23	200,000		145,500

Total Diversified Telecommunication Services					27,639,686

Wireless Telecommunication Services - 4.1%
Altice Financing SA, Senior Secured Notes	5.250%	2/15/23	110,000	EUR	116,333	(b)
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	610,000		602,375	(b)
America Movil SAB de CV, Senior Notes	5.625%	11/15/17	2,050,000		2,183,842
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	650,000		711,731
Neptune Finco Corp., Senior Notes	10.125%	1/15/23	270,000		286,200	(b)
Neptune Finco Corp., Senior Notes	6.625%	10/15/25	760,000		790,400	(b)
Neptune Finco Corp., Senior Notes	10.875%	10/15/25	1,360,000		1,441,600	(b)
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	1,090,000		918,325
Sprint Corp., Senior Notes	7.875%	9/15/23	3,410,000		2,446,675
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	9.125%	4/30/18	1,150,000		1,248,009	(a)

Total Wireless Telecommunication Services					10,745,490

TOTAL TELECOMMUNICATION SERVICES					38,385,176

UTILITIES - 6.7%
Electric Utilities - 3.2%
Electricite de France SA, Junior Subordinated Notes	5.625%	1/22/24	2,500,000		2,269,375	(b)(e)(f)
Enel SpA, Junior Subordinated Bonds	7.750%	9/10/75	1,740,000	GBP	2,596,627	(a)(e)
FirstEnergy Corp., Notes	7.375%	11/15/31	1,930,000		2,390,255
State Grid Overseas Investment 2014 Ltd., Senior Notes	4.125%	5/7/24	1,000,000		1,083,673	(a)

Total Electric Utilities					8,339,930

Gas Utilities - 0.4%
Wales & West Utilities Finance PLC, Senior Secured Bonds	5.125%	12/2/16	650,000	GBP	954,832	(a)

Independent Power and Renewable Electricity Producers - 1.2%
Calpine Corp., Senior Secured Notes	7.875%	1/15/23	1,280,000		1,372,800	(b)
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	1,948,589		1,873,081

Total Independent Power and Renewable Electricity Producers					3,245,881

Multi-Utilities - 1.9%
Centrica PLC, Senior Notes	6.375%	3/10/22	1,200,000	GBP	2,053,385	(a)
Empresas Publicas de Medellin ESP, Senior Notes	7.625%	7/29/19	1,210,000		1,334,025	(b)
Veolia Environnement SA, Senior Notes	6.750%	4/24/19	1,200,000	EUR	1,566,060

Total Multi-Utilities					4,953,470

TOTAL UTILITIES					17,494,113

TOTAL CORPORATE BONDS & NOTES (Cost - $334,478,031)					317,767,284

ASSET-BACKED SECURITIES - 1.9%
Argent Securities Inc., 2004-W10 A2	1.202%	10/25/34	759,741		739,404	(e)
Asset Backed Funding Certificates, 2003-WMC1 M1	1.402%	6/25/33	1,261,030		1,171,687	(e)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B	0.305%	11/15/36	525,496		449,329	(e)
Home Equity Asset Trust, 2004-8 M1	1.297%	3/25/35	641,516		620,671	(e)
Park Place Securities Inc., 2004-WCW1 M2	1.447%	9/25/34	457,713		456,042	(e)

Residential Asset Mortgage Products Inc., 2003-RZ5 A7	5.470%	9/25/33	304,310		314,596
Residential Asset Mortgage Products Inc., 2003-SL1 M1	7.352%	4/25/31	1,293,080		1,109,005	(e)
Residential Asset Securities Corp., 2003-KS10 AI6	4.540%	12/25/33	73,739		76,004	(e)

TOTAL ASSET-BACKED SECURITIES (Cost - $4,648,922)					4,936,738

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%
ARM Trust, 2004-5 4A1	2.973%	4/25/35	307,393		$301,098	(e)
Bear Stearns ARM Trust, 2005-12 24A1	4.416%	2/25/36	31,948		29,335	(e)
Credit Suisse Mortgage Capital Certificates, 2009-3R 25A1	2.854%	7/27/36	84,344		84,881	(b)(e)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	240,331		252,553	(b)
HarborView Mortgage Loan Trust, 2004-10 4A	2.689%	1/19/35	214,835		212,955	(e)
JPMorgan Mortgage Trust, 2005-A5 1A2	2.830%	8/25/35	964,231		958,101	(e)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-HY4 4A1	2.174%	9/25/36	67,954		60,782	(e)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,730,164)					1,899,705

SENIOR LOANS - 0.6%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	492,682		295,609	(g)(h)

HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.2%
Lantheus Medical Imaging Inc., Term Loan	7.000 - 8.500%	6/30/22	597,000		549,240	(g)(h)

Health Care Providers & Services - 0.3%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	770,000		725,725	(g)(h)

TOTAL HEALTH CARE					1,274,965

TOTAL SENIOR LOANS (Cost - $1,836,144)					1,570,574

SOVEREIGN BONDS - 2.7%
Brazil - 0.2%
Banco Nacional de Desenvolvimento Economico e Social, Senior Notes	3.375%	9/26/16	560,000		561,120	(b)

Chile - 0.6%
Banco del Estado de Chile, Senior Notes	4.125%	10/7/20	1,540,000		1,608,921	(b)

Peru - 0.1%
Republic of Peru, Senior Bonds	7.840%	8/12/20	1,249,000	PEN	378,324

Turkey - 0.6%
Republic of Turkey, Senior Bonds	5.750%	3/22/24	1,500,000		1,606,230

United Arab Emirates - 0.6%
MDC-GMTN B.V., Senior Notes	7.625%	5/6/19	1,250,000		1,444,570	(a)

United Kingdom - 0.6%
United Kingdom Treasury Gilt, Bonds	4.500%	3/7/19	1,019,000	GBP	1,629,026	(a)

TOTAL SOVEREIGN BONDS (Cost - $6,990,213)					7,228,191

			SHARES
COMMON STOCKS - 0.8%
FINANCIALS - 0.8%
Banks - 0.8%
Citigroup Inc.			48,867		2,080,757

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Axtel SAB de CV, Sponsored ADR			21,388		66,172	*(b)

TOTAL COMMON STOCKS (Cost - $2,131,909)					2,146,929

See Notes to Schedule of Investments.

WESTERN ASSET GLOBAL CORPORATE DEFINED OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY‡	RATE		SHARES	VALUE
CONVERTIBLE PREFERRED STOCKS - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Rex Energy Corp. (Cost - $409,750)	6.000%		4,400	$15,224

PREFERRED STOCKS - 0.4%
FINANCIALS - 0.4%
Capital Markets - 0.4%
State Street Corp.	5.900%		37,454	1,007,513	(e)

Diversified Financial Services - 0.0%
Citigroup Capital XIII	6.986%		3,050	77,988	(e)

TOTAL PREFERRED STOCKS (Cost - $1,017,989)				1,085,501

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.1%
U.S. Dollar/Saudi Arabian Riyal, Call @ 3.84SAR (Cost - $171,863)		1/12/17	8,031,000	145,353

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $353,414,985)				336,795,499

			SHARES
SHORT-TERM INVESTMENTS - 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $1,813,153)	0.194%		1,813,153	1,813,153

TOTAL INVESTMENTS - 128.8% (Cost - $355,228,138#)				338,608,652
Liabilities in Excess of Other Assets - (28.8)%				(75,724,102)

TOTAL NET ASSETS - 100.0%				$262,884,550

‡	Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(d)	The coupon payment on these securities is currently in default as of January 31, 2016.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(f)	Security has no maturity date. The date shown represents the next call date.

(g)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(h)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
ARM	— Adjustable Rate Mortgage
AUD	— Australian Dollar
EUR	— Euro
GBP	— British Pound
OJSC	— Open Joint Stock Company
PEN	— Peruvian Nuevo Sol
SAR	— Saudi Arabian Riyal

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Global Corporate Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on September 17, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing 80% of its managed assets in a portfolio of U.S. and foreign corporate fixed-income securities of varying maturities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

Notes to Schedule of Investments (unaudited) (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term Investments†:
Corporate Bonds & Notes	—	$317,767,284	—	$317,767,284
Asset-backed Securities	—	4,936,738	—	4,936,738
Collateralized Mortgage Obligations	—	1,899,705	—	1,899,705
Senior Loans:
Energy	—	—	$295,609	295,609
Health Care	—	725,725	549,240	1,274,965
Sovereign Bonds	—	7,228,191	—	7,228,191
Common Stocks	$2,146,929	—	—	2,146,929
Convertible Preferred Stocks	15,224	—	—	15,224
Preferred Stocks	1,085,501	—	—	1,085,501
Purchased Options	—	145,353	—	145,353

Total Long-term Investments	$3,247,654	$332,702,996	$844,849	$336,795,499

Short-term Investments	$1,813,153	—	—	$1,813,153

Total Investments	$5,060,807	$332,702,996	$844,849	$338,608,652

Other Financial Instruments:
Futures Contracts	$93,909	—	—	$93,909
Forward Currency Contracts	—	$2,747,035	—	2,747,035

Total Other Financial Instruments	$93,909	$2,747,035	—	$2,840,944

Total	$5,154,716	$335,450,031	$844,849	$341,449,596

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$17,558	—	—	$17,558
Forward Currency Contracts	—	$289,980	—	289,980

Total	$17,558	$289,980	—	$307,538

†	See Schedule of Investments for additional detailed categorizations.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At January 31, 2016, securities valued at $15,224 were transferred from Level 2 to Level 1 within the fair value hierarchy because of the availability of a quoted price in an active market for an identical investment.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At January 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$13,029,832
Gross unrealized depreciation	(29,649,318)

Net unrealized depreciation	$(16,619,486)

At January 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Euro	41	3/16	$5,572,289	$5,554,731	$(17,558)
U.S. Treasury Ultra Long-Term Bonds	11	3/16	1,734,153	1,828,062	93,909

Net unrealized appreciation on open futures contracts					$76,351

At January 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	784,586	USD	600,048	Bank of America N.A.	2/16/16	$(39,991)
USD	35,267,914	EUR	32,233,751	Bank of America N.A.	2/16/16	337,535
EUR	250,000	USD	274,417	Citibank N.A.	2/16/16	(3,503)
GBP	1,300,000	USD	1,936,631	Citibank N.A.	2/16/16	(84,232)
USD	4,962,739	EUR	4,554,559	Citibank N.A.	2/16/16	27,152
USD	18,131,560	GBP	11,972,373	Citibank N.A.	2/16/16	1,071,863
GBP	1,800,000	USD	2,727,113	UBS AG	2/16/16	(162,254)
USD	2,314,564	EUR	2,122,143	UBS AG	2/16/16	14,886
USD	17,269,808	GBP	11,228,802	UBS AG	2/16/16	1,269,641
USD	6,819,766	EUR	6,259,537	Bank of America N.A.	4/12/16	25,958

Total						$2,457,055

Abbreviations used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Global Corporate Defined Opportunity Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 23, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 23, 2016